Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Non-current assets
Tangible assets	$ 4,209	$ 3,493		$ 2,917
Right of use assets	156	175		142
Intangible assets	106	122		131
Investments in associates and joint ventures	1,100	1,647		1,651
Other investments	3	117		188
Inventories	5	27		69
Trade, other receivables and other assets	231	237		235
Reimbursive right for post-retirement benefits	12	0		0
Deferred taxation	72	7		7
Cash restricted for use	33	32		31
Non-current assets	5,927	5,857		5,371
Current assets
Inventories	773	703		733
Trade, other receivables and other assets	237	260		229
Cash restricted for use	27	26		42
Cash and cash equivalents	1,108	1,154	[2]	1,330	[2],[3]
Current assets	2,145	2,143		2,334
Total assets	8,072	8,000		7,705
EQUITY AND LIABILITIES
Share capital and premium	7,239	7,223		7,214
Accumulated losses and other reserves	(3,139)	(3,181)		(3,486)
Shareholders’ equity	4,100	4,042		3,728
Non-controlling interests	34	52		45
Total equity	4,134	4,094		3,773
Non-current liabilities
Borrowings	1,965	1,858		1,789
Lease liabilities	102	124		116
Environmental rehabilitation and other provisions	634	729		731
Provision for pension and post-retirement benefits	71	77		83
Trade, other payables and provisions	7	7		8
Deferred taxation	300	313		246
Non-current liabilities	3,079	3,108		2,973
Current liabilities
Borrowings	18	51		142
Lease liabilities	84	61		37
Trade, other payables and provisions	710	647		627
Bank overdraft	2	0		0
Taxation	45	39		153
Current liabilities	859	798		959
Total liabilities	3,938	3,906		3,932
Total equity and liabilities	$ 8,072	$ 8,000		$ 7,705

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	Cash and cash equivalents at the end of December 2022 is net of a bank overdraft of $2m.
[3]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.